Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Major Classes of Inventory
4. Inventories

The major classes of inventory are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Finished products and work in process	$454	$406
Raw materials and supplies	521	439
Total inventories	$975	$845